Leases (Details) - Schedule of Additional Disclosures of Lease Data - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance lease costs:
Amortization of right-of-use assets	$ 107	$ 154
Interest on lease liabilities	23	44
Total finance lease costs	130	198
Operating lease costs	1,011	878
Short-term lease costs	52	52
Total lease cost	1,193	1,128
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	144	44
Operating cash flows from operating leases	1,011	878
Financing cash flows from finance leases	119	222
Total cash paid for amounts included in the measurement of lease liabilities	$ 1,274	$ 1,144
Weighted-average remaining lease term - finance leases (months)	16 months	23 months
Weighted-average remaining lease term - operating leases (months)	31 months	30 months
Weighted-average discount rate - finance leases	16.40%	14.20%
Weighted-average discount rate - operating leases	8.40%	9.10%